Stock-Based Compensation - Schedule of Company’s RSU’s (Details) - RSU’s [Member]	12 Months Ended
Dec. 31, 2025 $ / shares shares
Schedule of Company’s RSU’s [Line Items]
Number of RSUs outstanding at the beginning of the year | shares	8,827,092
Weighted-Average Grant Date Fair Value, RSUs outstanding at the beginning of the year | $ / shares	$ 3.13
Number of RSUs, Granted during the year | shares	4,797,929
Weighted-Average Grant Date Fair Value, Granted during the year | $ / shares	$ 2.99
Number of RSUs, Vested during the year | shares	(4,272,856)
Weighted-Average Grant Date Fair Value, Vested during the year | $ / shares	$ 3.36
Number of RSUs, Forfeited during the year | shares	(749,848)
Weighted-Average Grant Date Fair Value, Forfeited during the year | $ / shares	$ 2.99
Number of RSUs, Outstanding at the end of the year | shares	8,602,317
Weighted-Average Grant Date Fair Value, Outstanding at the end of the year | $ / shares	$ 2.95